Derivative Instruments - Narrative (Details) MMBTU in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) MMBTU	Mar. 31, 2015 USD ($)	Dec. 31, 2016 MMBTU
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy Units Secured Through Long-Term Supply Contracts	2,051.0		1,993.9
Previous Credit Facilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Line of Credit Facility, Decrease | $		$ 1,800.0
2015 Credit Facilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Line of Credit Facility, Decrease | $	$ 1,600.0
Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Loss, Net | $	$ 7.0	$ 34.7
Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	1,214.0		1,117.0
Physical Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			1,111.4
Financial Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			5.6
Minimum [Member] | Physical Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract			1 year
Maximum [Member] | Physical Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract			7 years